Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning of the period	$ 55,819
End of the period	25,719	$ 55,819
Accumulated translation adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning of the period	147	54	$ (2)
Other comprehensive income (loss), before reclassification	133	93	56
Reclassification of realized loss		0
End of the period	280	147	54
Accumulated unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning of the period	0	(196)	(40)
Other comprehensive income (loss), before reclassification	(39)	60	(156)
Reclassification of realized loss		136
End of the period	(39)	0	(196)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning of the period	147	(142)	(42)
Other comprehensive income (loss), before reclassification	94	153	(100)
Reclassification of realized loss		136
End of the period	$ 241	$ 147	$ (142)